UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
JULY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.5%**
	Shares	Value

CONSUMER DISCRETIONARY — 13.6%
Amazon.com*	8,715	$2,033,210
Coach	23,410	1,154,815
Comcast, Cl A	99,005	3,222,613
Home Depot	46,260	2,413,847
Las Vegas Sands	31,440	1,145,045
Lowe’s	81,780	2,074,758
NIKE, Cl B	12,910	1,205,149
Starbucks	38,220	1,730,601
Viacom, Cl B	45,170	2,109,891
Walt Disney	45,300	2,226,042

		19,315,971

CONSUMER STAPLES — 5.6%
General Mills	36,070	1,395,909
Hershey	42,240	3,030,298
Kraft Foods, Cl A	87,810	3,486,935

		7,913,142

ENERGY — 9.6%
Halliburton	121,050	4,010,387
National Oilwell Varco	32,710	2,364,933
Occidental Petroleum	22,350	1,945,120
Suncor Energy	69,040	2,108,482
Valero Energy	117,890	3,241,975

		13,670,897

FINANCIALS — 5.4%
Citigroup	70,170	1,903,712
JPMorgan Chase	98,950	3,562,200
State Street	53,740	2,170,021

		7,635,933

HEALTH CARE — 15.0%
Cardinal Health	69,770	3,006,389
Celgene*	87,160	5,966,974
Cooper	27,780	2,090,723
Thermo Fisher Scientific	67,730	3,770,529
Vertex Pharmaceuticals*	55,700	2,702,007
Warner Chilcott, Cl A*	155,580	2,644,860
Watson Pharmaceuticals*	13,950	1,085,728

		21,267,210

INDUSTRIALS — 14.1%
Danaher	61,040	3,223,522
Eaton	45,430	1,991,651
General Electric	106,190	2,203,443
Precision Castparts	18,180	2,828,081
Stanley Black & Decker	50,130	3,353,196
Tyco International	69,710	3,829,867
United Technologies	34,455	2,564,830

		19,994,590

1

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
JULY 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — 30.0%
Apple	19,225	$11,741,861
Broadcom, Cl A	61,550	2,085,314
Check Point Software Technologies*	38,690	1,879,173
Cisco Systems	92,990	1,483,190
Citrix Systems*	33,480	2,433,327
Cognizant Technology Solutions, Cl A*	34,925	1,982,692
EMC*	79,200	2,075,832
Google, Cl A*	7,460	4,721,956
Mastercard, Cl A	7,475	3,263,361
Microsoft	142,560	4,201,243
Oracle	100,850	3,045,670
QUALCOMM	36,360	2,169,965
Visa, Cl A	11,110	1,433,968

		42,517,552

MATERIALS — 4.2%
FMC	13,460	736,262
International Paper	86,340	2,832,816
PPG Industries	22,670	2,481,458

		6,050,536

TOTAL COMMON STOCK (Cost $129,526,744)		138,365,831

SHORT-TERM INVESTMENT (A) — 1.8%
Fidelity Institutional Money Market Funds – Prime Money Market Portfolio, 0.010% (Cost $2,570,152)	2,570,152	2,570,152

TOTAL INVESTMENTS — 99.3% (Cost $132,096,896)†		$140,935,983

Percentages are based on Net Assets of $141,885,646.
*	Non-income producing security.
**	Narrow industries are used for compliance purposes, whereas broad sectors are utilized for reporting.

(A) — The reporting rate is the 7-day effective yield as of July 31, 2012.

Cl — Class

†	At July 31, 2012, the tax basis cost of the Fund’s investments was $132,096,896, and the unrealized appreciation and depreciation were $14,296,383 and $(5,457,296) respectively.

As of July 31, 2012, all of the Fund’s investments are Level 1.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities and there were no Level 3 securities held by the Fund.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

WCM-QH-001-0300

2

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2012